Financing Activities	6 Months Ended
Jun. 30, 2024
Financing Activities Disclosure [Abstract]
Financing Activities	FINANCING ACTIVITIES

Loan Facility

On May 29, 2024, the Company entered into an agreement for a loan facility with Kreos Capital VII (UK) Limited (the “Lender”), which are funds and accounts managed by Blackrock, Inc. (the “Loan Agreement”). The Loan Agreement is structured to provide the EUR equivalent of up to CHF 50.0 million in borrowing capacity (which may be increased to up to CHF 65.0 million), comprising tranches 1, 2 and 3, in the amounts of the EUR equivalents of CHF 20.0 million (“Loan 1), CHF 20.0 million (“Loan 2”) and CHF 10.0 million (“Loan 3”), respectively, as well as an additional loan of the EUR equivalent of up to CHF 15.0 million, which may be made available by the Lender to the Company if mutually agreed in writing by the Lender and the Company (the “Loan”). Upon each tranche becoming available for draw down as well as upon the Company drawing down the loan tranches, certain associated transaction costs become payable by the Company. No amounts were drawn under the Loan Agreement during the three and six months ended June 30, 2024.

In conjunction with the Loan, the Company entered into a Warrant Agreement (the “Blackrock Warrant”) with Kreos Capital VII Aggregator SCSp, an affiliate of the Lender (the “Holder”), under which the Holder can purchase up to 361,011 of the Company’s ordinary shares at a price per ordinary share equal to $12.17 (CHF 11.11). At signing the Blackrock Warrant was immediately exercisable for 43,321 ordinary shares and, following the drawdown of each of Loans 1, 2 and 3, the Blackrock Warrant will become exercisable for additional amounts of ordinary shares ratably based on the amounts of Loans 1, 2 and 3 that are drawn. Each tranche of the Warrant in connection with Loans 1, 2 and 3, is exercisable for a period of up to seven years from the date of eligibility and will terminate at the earliest of (i) December 31, 2032, (ii) such earlier date on which the Warrant is no longer exercisable for any warrant share in accordance with its terms and (iii) the acceptance by the shareholders of the Company of a third-party bona fide offer for all outstanding shares of the Company (subject to any prior exercise by the Holder, if applicable). The Blackrock Warrant had not been exercised in part or in full as of June 30, 2024.

In connection with this transaction, the Company incurred approximately CHF 0.8 million of transaction related costs during the three and six months ended June 30, 2024, which were capitalized as a prepayment for liquidity services and will be amortized over the period during which the loan is available. Refer to Note 11 - Warrant Liabilities.

At-the-Market Offering Program

On May 8, 2024, the Company entered into a sales agreement with Leerink Partners, LLC (“Leerink Partners”) with respect to an at-the-market offering program (the “ATM Offering Program”) under which the Company may offer and sell, from time to time at its sole discretion, ordinary shares of the Company having an aggregate offering price of up to $100.0 million (CHF 90.8 million) through Leerink Partners as its sales agent. Any such sales, made through the sales agent, can be made by any method that is deemed an “at-the-market offering” as defined in Rule 415 promulgated under the Securities Act of 1933, as amended, or in other transactions pursuant to an effective shelf registration statement on Form F-3. The Company agreed to pay Leerink Partners a commission of up to 3.0% of the gross proceeds of any sales of ordinary shares sold pursuant to the sales agreement. Following the execution of the agreement, the Company issued 1,000,000 ordinary shares out of its existing capital band, each with a nominal value of CHF 0.01 to be held as treasury shares. There were no sales under the ATM Offering Program through June 30, 2024.

In connection with this transaction the Company incurred approximately CHF 0.3 million of transaction related costs during the three and six months ended June 30, 2024, which were capitalized within other current assets.

Registered Direct Offering and Nasdaq Iceland Main Market listing

On April 22, 2024, the Company closed its registered direct offering with gross proceeds of CHF 53.5 million or $58.8 million through the issuance and sale of 5,000,000 of its ordinary shares, nominal value CHF 0.01 per share, at a purchase price of CHF 10.70 or $11.75 per share to investors (the “Registered Direct Offering”), and commenced trading of its ordinary shares on the Nasdaq Iceland Main Market under the ticker symbol “OCS” on April 23, 2024. In connection with the Registered Direct Offering and Nasdaq Iceland Main Market listing, the Company incurred approximately CHF 2.2 million and CHF 2.5 million of transaction related costs during the three and six months ended June 30, 2024, respectively, of which CHF 1.9 million were recorded as a reduction of share premium in equity.

Public offering of ordinary shares

On May 31, 2023, the Company entered into an underwriting agreement with BofA Securities Inc. and SVB Securities, LLC, as representatives of several underwriters, and on June 5 and June 13, 2023, the Company closed the issuance and sale in a public offering of an aggregate of 3,654,234 ordinary shares at a public offering price of CHF 10.45 or $11.50 per share, for total gross proceeds of CHF 38.2 million or $42.0 million before deducting underwriting discounts, commissions and offering expenses.

Business combination with European Biotech Acquisition Corp (“EBAC”)

On March 2, 2023, the Company consummated a business combination with EBAC (the “Business Combination”) pursuant to the Business Combination Agreement (“BCA”) between Legacy Oculis and EBAC dated as of October 17, 2022. The Company received gross proceeds of CHF 97.6 million or $103.7 million, comprising CHF 12.0 million or $12.8 million of cash held in EBAC’s trust account and CHF 85.6 million or $90.9 million from private placement (“PIPE”) investments and conversion of notes issued under Convertible Loan Agreements (“CLA”) into Oculis' ordinary shares. As a result of the transaction, each issued and outstanding EBAC public warrant (“EBAC Public Warrants”) and EBAC private placement warrant (“EBAC Private Warrants”) ceased to be a warrant with respect to EBAC ordinary shares and were assumed by Oculis as warrants with respect to ordinary shares on substantially the same terms (“EBAC warrants”). In connection with the Business Combination, Oculis was listed on the Nasdaq Global Market with the ticker symbol “OCS” for its ordinary shares and “OCSAW” for its public warrants.

PIPE and CLA financing in March 2023

In connection with the BCA, EBAC entered into subscription agreements with the PIPE investors for an aggregate of 7,118,891 shares of EBAC Class A ordinary shares at CHF 9.42 or $10.00 per share for aggregate gross proceeds of CHF 67.1 million or $71.2 million.

In connection with the BCA, Legacy Oculis and the investor parties thereto entered into CLAs pursuant to which the investor lenders granted Legacy Oculis a right to receive an interest free convertible loan with certain conversion rights with substantially the same terms as the PIPE investors. Following the mergers, Oculis assumed the CLAs and the lenders exercised their conversion rights in exchange for 1,967,000 ordinary shares at CHF 9.42 or $10.00 per share for aggregate gross proceeds of CHF 18.5 million or $19.7 million.

Together, the PIPE and CLA financing resulted in aggregate gross cash proceeds of CHF 85.6 million or $90.9 million to Oculis in exchange for 9,085,891 ordinary shares.

Merger and listing expense

The Business Combination was accounted for as a capital re-organization in the first quarter of 2023 within the scope of IFRS 2 Share-based Payment, as EBAC did not meet the definition of a business in accordance with IFRS 3 Business Combinations. Any excess of the fair value of the Company’s shares issued over the fair value of EBAC’s identifiable net assets acquired represented compensation for the service of a stock exchange listing. This expense was incurred in the first quarter of 2023 and amounted to CHF 34.9 million, which was expensed to the statement of loss as operating expenses, “Merger and listing expense”. The expense is non-recurring in nature and represented a share-based payment made in exchange for a listing service and does not lead to any cash outflows.

Earnout consideration

As a result of the BCA, Legacy Oculis preferred, ordinary and option holders (collectively “equity holders”) received consideration in the form of 3,793,995 earnout shares and 369,737 earnout options with an exercise price of CHF 0.01.

The earnout consideration is subject to forfeiture in the event of a failure to achieve the price targets during the earnout period defined as follows: (i) 1,500,000, (ii) 1,500,000 and (iii) 1,000,000 earned based on the achievement of post-acquisition closing share price targets of Oculis of $15.00, $20.00 and $25.00, respectively, in each case, for any 20 trading days within any consecutive 30 trading day period commencing after the acquisition closing date and ending on or prior to March 2, 2028 (the “earnout period”). A given share price target described above will also be deemed to be achieved if there is a change of control, as defined in the BCA, transaction of Oculis during the earnout period.